Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTEGRATED EQUITY FUNDS, INC.
Entity Central Index Key	0001038469
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005434
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Small-Cap Growth Equity Fund
Class Name	Investor Class
Trading Symbol	PRDSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Cap Growth Equity Fund - Investor Class	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. small-cap growth stocks rose in 2025 as economic growth and corporate earnings remained favorable, Congress passed tax legislation that should stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Relative to our linked benchmark (MSCI US Small Cap Growth Index through November 30 and Russell 2000 Growth Index starting December 1), stock selection in the financials sector—such as global payments business StoneX Group and residential loan services provider Mr. Cooper Group—contributed to relative performance. Stock choices in consumer staples and energy also contributed, though average sector overweights reduced the benefits.

  Stock selection in the materials sector detracted most from relative results. Coeur Mining, which rose with gold and silver prices, was a top detractor, driven by average underweight positioning, while construction materials provider Knife River performed poorly. Stock choices in industrials and business services and information technology also detracted.

  The fund seeks long-term capital growth by investing primarily in common stocks of U.S. small-cap growth companies. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. We favor stocks based on a variety of metrics, including valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential. Notable changes in positioning during 2025 were focused on maintaining a broadly diversified portfolio of small companies in which we have high conviction while staying fully invested and generally keeping sector and industry allocations in line with those of the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Integrated U.S. Small-Cap Growth Equity Fund (Investor Class)	10.14%	5.41%	10.48%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
MSCI US Small Cap Growth Index (Strategy Benchmark)	12.72	4.98	10.98

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 8,336,978,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 51,578,000
InvestmentCompanyPortfolioTurnover	47.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$8,336,978 Number of Portfolio Holdings342
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Health Care	24.5%
Industrials & Business Services	23.1
Information Technology	21.6
Consumer Discretionary	9.7
Financials	9.1
Materials	3.7
Energy	3.7
Consumer Staples	1.7
Communication Services	1.3
Other	1.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Fabrinet	1.7%
Rambus	1.4
InterDigital	1.3
Credo Technology Group Holding	1.0
Nextpower	1.0
SPX Technologies	0.9
Ensign Group	0.9
Sterling Infrastructure	0.9
StoneX Group	0.9
Guardant Health	0.8

Updated Prospectus Web Address	www.troweprice.com/paperless
C000170855
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Small-Cap Growth Equity Fund
Class Name	Advisor Class
Trading Symbol	TQAAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Cap Growth Equity Fund - Advisor Class	$112	1.07%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. small-cap growth stocks rose in 2025 as economic growth and corporate earnings remained favorable, Congress passed tax legislation that should stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Relative to our linked benchmark (MSCI US Small Cap Growth Index through November 30 and Russell 2000 Growth Index starting December 1), stock selection in the financials sector—such as global payments business StoneX Group and residential loan services provider Mr. Cooper Group—contributed to relative performance. Stock choices in consumer staples and energy also contributed, though average sector overweights reduced the benefits.

  Stock selection in the materials sector detracted most from relative results. Coeur Mining, which rose with gold and silver prices, was a top detractor, driven by average underweight positioning, while construction materials provider Knife River performed poorly. Stock choices in industrials and business services and information technology also detracted.

  The fund seeks long-term capital growth by investing primarily in common stocks of U.S. small-cap growth companies. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. We favor stocks based on a variety of metrics, including valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential. Notable changes in positioning during 2025 were focused on maintaining a broadly diversified portfolio of small companies in which we have high conviction while staying fully invested and generally keeping sector and industry allocations in line with those of the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 7/5/16
Integrated U.S. Small-Cap Growth Equity Fund (Advisor Class)	9.87%	5.12%	10.67%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.74
MSCI US Small Cap Growth Index (Strategy Benchmark)	12.72	4.98	11.53

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Jul. 05, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 8,336,978,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 51,578,000
InvestmentCompanyPortfolioTurnover	47.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$8,336,978 Number of Portfolio Holdings342
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Health Care	24.5%
Industrials & Business Services	23.1
Information Technology	21.6
Consumer Discretionary	9.7
Financials	9.1
Materials	3.7
Energy	3.7
Consumer Staples	1.7
Communication Services	1.3
Other	1.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Fabrinet	1.7%
Rambus	1.4
InterDigital	1.3
Credo Technology Group Holding	1.0
Nextpower	1.0
SPX Technologies	0.9
Ensign Group	0.9
Sterling Infrastructure	0.9
StoneX Group	0.9
Guardant Health	0.8

Updated Prospectus Web Address	www.troweprice.com/paperless
C000169956
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Small-Cap Growth Equity Fund
Class Name	I Class
Trading Symbol	TQAIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Cap Growth Equity Fund - I Class	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. small-cap growth stocks rose in 2025 as economic growth and corporate earnings remained favorable, Congress passed tax legislation that should stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Relative to our linked benchmark (MSCI US Small Cap Growth Index through November 30 and Russell 2000 Growth Index starting December 1), stock selection in the financials sector—such as global payments business StoneX Group and residential loan services provider Mr. Cooper Group—contributed to relative performance. Stock choices in consumer staples and energy also contributed, though average sector overweights reduced the benefits.

  Stock selection in the materials sector detracted most from relative results. Coeur Mining, which rose with gold and silver prices, was a top detractor, driven by average underweight positioning, while construction materials provider Knife River performed poorly. Stock choices in industrials and business services and information technology also detracted.

  The fund seeks long-term capital growth by investing primarily in common stocks of U.S. small-cap growth companies. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. We favor stocks based on a variety of metrics, including valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential. Notable changes in positioning during 2025 were focused on maintaining a broadly diversified portfolio of small companies in which we have high conviction while staying fully invested and generally keeping sector and industry allocations in line with those of the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/16
Integrated U.S. Small-Cap Growth Equity Fund (I Class)	10.32%	5.56%	11.50%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.69
MSCI US Small Cap Growth Index (Strategy Benchmark)	12.72	4.98	11.86

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 23, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 8,336,978,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 51,578,000
InvestmentCompanyPortfolioTurnover	47.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$8,336,978 Number of Portfolio Holdings342
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Health Care	24.5%
Industrials & Business Services	23.1
Information Technology	21.6
Consumer Discretionary	9.7
Financials	9.1
Materials	3.7
Energy	3.7
Consumer Staples	1.7
Communication Services	1.3
Other	1.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Fabrinet	1.7%
Rambus	1.4
InterDigital	1.3
Credo Technology Group Holding	1.0
Nextpower	1.0
SPX Technologies	0.9
Ensign Group	0.9
Sterling Infrastructure	0.9
StoneX Group	0.9
Guardant Health	0.8

Updated Prospectus Web Address	www.troweprice.com/paperless